Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,422,000
Previously Paid Amount	0.00
Total Fee Amount	334.48
Total Offset Amount	0.00
Net Fee	334.48
Narrative - Max Aggregate Offering Price	$ 2,422,000
Final Prospectus	true